                  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.
                   Supplement dated January 1, 2003 to the
                       Prospectus dated March 28, 2002

The Prospectus is changed as follows:

1. The section  entitled  "Annual Fund Operating  Expenses" on page 7 relating to Class A shares is replaced with the following:

   ----------------------------------------
   Annual    Fund    Operating    Expenses
   (deducted  from  Fund  assets):  (%  of
   average daily net assets)
   ----------------------------------------
   ----------------------------------------
                            Class A Shares
   ----------------------------------------
   ----------------------------------------
   Management Fees              0.75%
   ----------------------------------------
   ----------------------------------------
   Distribution and/or          0.25%
   Service (12b-1) Fees
   ----------------------------------------
   ----------------------------------------
   Other Expenses               0.56%
   ----------------------------------------
   ----------------------------------------
   Total Annual Operating
   Expenses                     1.56%1
   ----------------------------------------

   1 The  information  shown  above is based  on the fees  incurred  as of the fiscal  year ended  November  30,  2002,  except that the 12b-1 fees have been restated to reflect those currently in effect.  Effective January 1,
     2003,  the Board has  voluntarily  reduced the Class A asset-based  sales charge to zero  resulting in a 12b-1 fee of 0.25%.  The Board of Trustees can set the rate of the asset-based  sales charge on Class A shares up to
     0.25% of average annual net assets.

2. The chart  under the  section  entitled  "EXAMPLES"  on page 8 relating  to
   Class A shares is revised as follows:

--------------------------------------------------------
If shares are       1 Year  3 Years  5 Years  10 Years
redeemed:
--------------------------------------------------------
--------------------------------------------------------
Class A Shares1      $725    $1,039   $1,376   $2,325
--------------------------------------------------------

--------------------------------------------------------
If shares are not   1 Year  3 Years  5 Years  10 Years
redeemed:
--------------------------------------------------------
--------------------------------------------------------
Class A Shares1      $725    $1,039   $1,376   $2,325
--------------------------------------------------------

   1 The  information  shown  above is based  on the fees  incurred  as of the fiscal year ended November 30, 2002,  except to the extent that fees have been restated to reflect those currently in effect.

   January 1, 2003                        PS0254.027